SHORT-TERM AND LONG-TERM DEBT (Details) (JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended								0 Months Ended			1 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	May 31, 2012 Credit Line	Sep. 27, 2011 Credit Line	Mar. 31, 2012 Credit Line	Mar. 31, 2013 Credit Line Y	Mar. 31, 2011 Credit Line	Mar. 31, 2013 Overdraft arrangement	Mar. 31, 2012 Overdraft arrangement	Mar. 31, 2013 Revolving credit facility Y	Dec. 28, 2012 Revolving credit facility	Mar. 31, 2012 Revolving credit facility	May 15, 2012 Unsecured convertible notes	Feb. 28, 2012 Unsecured convertible notes	Mar. 14, 2011 Unsecured convertible notes	Apr. 30, 2010 Unsecured convertible notes	Mar. 31, 2012 Unsecured convertible notes	Apr. 13, 2010 Unsecured convertible notes	Mar. 31, 2013 Secured bank borrowings	Mar. 31, 2012 Secured bank borrowings	Mar. 31, 2013 Unsecured bank borrowings	Mar. 31, 2012 Unsecured bank borrowings	Mar. 31, 2013 Capital lease obligations	Mar. 31, 2012 Capital lease obligations
SHORT-TERM AND LONG-TERM DEBT
Short-term debt			¥ 62,500
Weighted-average interest rate of short-term debt (as a percent)			0.70%
SHORT-TERM AND LONG-TERM DEBT
Weighted-average interest rate of long-term debt (as a percent)																		1.00%		2.10%	2.00%	2.10%	1.60%	2.00%	4.10%
Long-term debt		635,525	538,540															106,700		272,500	247,143	350,000	182,857	13,025	1,840
Less: current portion		188,241	138,520
Long-term debt, non current portion		447,284	400,020
Coupon (as a percent)																		0.00%
Unamortized discount																		3,300
Carrying value of available-for-sale securities pledged																				266,850	273,600
Unutilized balance							0		50,000	50,000
Maximum borrowing capacity under syndicated loan arrangement					700,000							1,000,000
Syndicated loan maturity period					5 years
Amount borrowed				350,000		350,000
Amount borrowed											0
Aggregate face amount																	300,000
Convertible notes issued	285,000																285,000
Conversion price (in Japanese yen per share)																			¥ 391
Converted equity shares														281,114	281,150	204,472
Gain or loss recognized on conversion of debt instrument														0	0	0
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets							75.00%				75.00%
Minimum net assets to be maintained for restrictive covenants on a stand-alone basis								1,168,013					2,607,338
Minimum net assets to be maintained for restrictive covenants on a consolidated basis								1,173,145					2,655,320
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants							2				2
Aggregate annual maturities of long-term debt
2014		188,241
2015		177,894
2016		177,951
2017		90,510
2018		929
Long-term debt		¥ 635,525	¥ 538,540															¥ 106,700		¥ 272,500	¥ 247,143	¥ 350,000	¥ 182,857	¥ 13,025	¥ 1,840